Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Aegis Funds
Entity Central Index Key	0001251896
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Aegis Value Fund
Class Name	Class I
Trading Symbol	AVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aegis Value Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.aegisfunds.com/documents. You can also request this information by contacting us at 1-800-528-3780.
Additional Information Phone Number	1-800-528-3780
Additional Information Website	www.aegisfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$182	1.36%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the year ended December 31, 2025, the Fund returned 67.07%. The Fund outperformed its broad-based index, the S&P500, which returned 17.88%. The Fund also outperformed its more narrowly-based, secondary index which more closely reflects the types of securities in which it invests, the S&P SmallCap 600 Pure Value Index, which returned 8.83%.
WHAT FACTORS INFLUENCED PERFORMANCE
Holdings in the Materials sector in aggregate significantly contributed to Fund performance during the reporting period, with aggregate holdings in the Gold, Silver, & Precious Metals & Minerals industry being a large contribution to those returns. Fund holdings in the Energy sector also contributed to Fund performance during the reporting period. Fund holdings in the Real Estate and Consumer Staples sectors contributed the least or detracted from Fund performance.
Compared to the S&P 500, the Fund’s outsized exposure to small cap stocks weighed on performance during the reporting period, as small cap stocks generally underperformed large cap stocks. Additionally, the Fund’s outsized exposure to value stocks weighed on performance, as value stocks generally underperformed growth stocks during the year ended December 31, 2025.

Top Contributors
↑	Equinox Gold Corp
↑	Amerigo Resources Ltd
↑	Bank of Cyprus Holdings PLC

Top Detractors
↓	Algoma Steel Group Inc
↓	Interfor Corp
↓	Peabody Energy Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	67.07	25.77	22.82
S&P 500 TR	17.88	14.42	14.82
S&P SmallCap 600 Pure Value TR	8.83	14.21	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.aegisfunds.com/documents for more recent performance information.
Net Assets	$ 1,035,993,996
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 7,188,579
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,035,993,996	Net Advisory Fee	$7,188,579
Number of Holdings	103	Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	16.2%
Equinox Gold Corp.	5.8%
Cenovus Energy, Inc.	5.5%
Amerigo Resources Ltd.	4.0%
Capital Ltd.	3.4%
Precision Drilling Corp.	3.4%
Hallador Energy Company	3.2%
International Petroleum Corp.	3.2%
Bank of Cyprus Holdings PLC	2.8%
Kenmare Resources PLC	2.2%

Top Ten Countries	(%)
Canada	45.3%
United States	33.8%
Australia	5.5%
Mauritius	5.0%
Cyprus	2.8%
Ireland	2.3%
Nigeria	1.2%
Ghana	1.2%
Switzerland	1.2%
Cash & Other	1.7%

Updated Prospectus Web Address	www.aegisfunds.com/documents